Quarterly Holdings Report
for
Fidelity Advisor® Industrials Fund
April 30, 2026
AFCY-NPRT3-0626
1.800323.122
Common Stocks - 99.4%
	Shares	Value ($)
UNITED STATES - 99.4%
Industrials - 98.5%
Aerospace & Defense - 28.1%
Arxis Inc Class A	5,600	196,000
Axon Enterprise Inc (a)	89,000	35,756,640
Beta Technologies Inc Class A (a)(b)	8,400	133,811
Boeing Co (a)	561,122	128,513,772
GE Aerospace	483,840	140,279,731
General Dynamics Corp	89,500	30,814,850
HEICO Corp Class A	85,200	17,808,504
Howmet Aerospace Inc	391,695	95,197,553
RTX Corp	263,200	46,341,624
StandardAero Inc (a)(b)	937,530	23,306,996
Textron Inc	154,800	14,854,608
TransDigm Group Inc	33,751	39,150,485
		572,354,574
Air Freight & Logistics - 1.3%
CH Robinson Worldwide Inc	147,550	26,826,065
Building Products - 9.3%
Armstrong World Industries Inc	93,800	15,982,582
Hayward Holdings Inc (a)	107,200	1,609,072
Johnson Controls International plc	234,257	34,208,550
Madison Air Solutions Corp Class A	17,800	679,604
Simpson Manufacturing Co Inc	154,959	29,555,330
Trane Technologies PLC	216,835	106,799,911
		188,835,049
Commercial Services & Supplies - 3.1%
Cintas Corp	197,600	34,522,696
Republic Services Inc	134,500	28,140,090
		62,662,786
Construction & Engineering - 5.5%
Comfort Systems USA Inc	17,302	31,840,006
Quanta Services Inc	92,700	67,464,279
WillScot Holdings Corp	598,300	13,545,512
		112,849,797
Electrical Equipment - 14.9%
Acuity Inc	137,909	39,961,891
AMETEK Inc	151,654	35,714,517
Eaton Corp PLC (b)	180,616	78,208,534
GE Vernova Inc	138,009	149,527,231
		303,412,173
Ground Transportation - 6.2%
CSX Corp	134,452	6,108,154
Knight-Swift Transportation Holdings Inc	401,200	26,037,880
Old Dominion Freight Line Inc	169,900	36,091,858
Uber Technologies Inc (a)	468,900	34,984,629
XPO Inc (a)	107,203	23,598,596
		126,821,117
Industrial Conglomerates - 1.6%
3M Co	216,300	31,692,276
Machinery - 25.8%
Caterpillar Inc	69,600	61,951,656
Cummins Inc	83,437	55,987,061
Deere & Co	65,300	38,518,511
Dover Corp	225,181	50,983,230
Ingersoll Rand Inc	712,807	56,924,767
ITT Inc	288,309	61,796,151
PACCAR Inc (b)	368,600	43,789,680
Parker-Hannifin Corp	94,513	85,952,013
RBC Bearings Inc (a)	32,900	19,710,061
Westinghouse Air Brake Technologies Corp	186,700	50,388,463
		526,001,593
Trading Companies & Distributors - 2.7%
United Rentals Inc (b)	33,850	32,490,584
WW Grainger Inc (b)	19,959	23,179,385
		55,669,969
TOTAL INDUSTRIALS		2,007,125,399
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
GPGI Inc Class A	459,990	7,097,646
Materials - 0.6%
Construction Materials - 0.6%
James Hardie Industries PLC (a)	558,500	11,722,915
TOTAL UNITED STATES		2,025,945,960
TOTAL COMMON STOCKS (Cost $1,256,346,124)		2,025,945,960

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	12,817,911	12,820,474
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	85,221,028	85,229,550
TOTAL MONEY MARKET FUNDS (Cost $98,050,024)			98,050,024

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $1,354,396,148)	2,123,995,984
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(85,977,906)
NET ASSETS - 100.0%	2,038,018,078

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,676,992	265,259,844	262,116,141	296,861	(221)	-	12,820,474	12,817,911	0.0%
Fidelity Securities Lending Cash Central Fund	18,794,664	1,074,183,097	1,007,747,486	22,171	(725)	-	85,229,550	85,221,028	0.2%
Total	28,471,656	1,339,442,941	1,269,863,627	319,032	(946)	-	98,050,024

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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